Note 16 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Interest Finance Costs [Table Text Block]
	For the six-month periods ended June 30,
	2016	2017
Interest expense	$23,301	$27,685
Swap effect	11,489	6,459
Amortization and write-off of financing costs	885	1,068
Bank charges and other financing costs	1,001	126
Total	$36,676	$35,338